Significant Risks and Uncertainties - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, amount		$ 4,037,204			[1]		[1]
Revenues, percentage		12.00%			[1]		[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage		12.00%			[1]		[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage		12.00%			[1]		[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage		12.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, amount		$ 3,995,291			[1]		[1]
Revenues, percentage		11.90%			[1]		[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage		11.90%			[1]		[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage		11.90%			[1]		[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage		11.90%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, amount		$ 3,552,714			[1]		[1]
Revenues, percentage		10.60%			[1]		[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage		10.60%			[1]		[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage		10.60%			[1]		[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage		10.60%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage		17.10%
Major customers of the Company’s accounts receivable
Accounts receivable, amount		$ 2,636,843
Accounts receivable, percentage		17.10%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage		17.10%
Major suppliers of the Company’s accounts payables
Accounts payables, percentage		17.10%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, amount			[1]	$ 8,228,966			[1]
Revenues, percentage			[1]	18.30%			[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage			[1]	18.30%			[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage			[1]	18.30%			[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage			[1]	18.30%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage	[1]			18.00%
Major customers of the Company’s accounts receivable
Accounts receivable, amount	[1]			$ 2,718,597
Accounts receivable, percentage	[1]			18.00%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage	[1]			18.00%
Major suppliers of the Company’s accounts payables
Accounts payables, percentage	[1]			18.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, amount			[1]	$ 5,957,404		$ 8,390,058
Revenues, percentage			[1]	13.30%		16.30%
Major customers of the Company’s accounts receivable
Accounts receivable, percentage			[1]	13.30%		16.30%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage			[1]	13.30%		16.30%
Major suppliers of the Company’s accounts payables
Accounts payables, percentage			[1]	13.30%		16.30%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage			[1]	10.50%
Major customers of the Company’s accounts receivable
Accounts receivable, amount			[1]	$ 1,582,693
Accounts receivable, percentage			[1]	10.50%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage			[1]	10.50%
Major suppliers of the Company’s accounts payables
Accounts payables, percentage			[1]	10.50%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, amount			[1]	$ 5,560,578			[1]
Revenues, percentage			[1]	12.40%			[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage			[1]	12.40%			[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage			[1]	12.40%			[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage			[1]	12.40%			[1]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage	[1]
Major customers of the Company’s accounts receivable
Accounts receivable, amount	[1]
Accounts receivable, percentage	[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage	[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage	[1]
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, amount			[1]	$ 4,497,689		$ 15,852,474
Revenues, percentage			[1]	10.00%		30.80%
Major customers of the Company’s accounts receivable
Accounts receivable, percentage			[1]	10.00%		30.80%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage			[1]	10.00%		30.80%
Major suppliers of the Company’s accounts payables
Accounts payables, percentage			[1]	10.00%		30.80%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage		16.50%		11.30%
Major customers of the Company’s accounts receivable
Accounts receivable, amount		$ 2,543,460		$ 1,704,452
Accounts receivable, percentage		16.50%		11.30%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage		16.50%		11.30%
Major suppliers of the Company’s accounts payables
Accounts payables, percentage		16.50%		11.30%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage			[1]		[1]	23.80%
Major customers of the Company’s accounts receivable
Accounts receivable, percentage			[1]		[1]	23.80%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, amount			[1]		[1]	$ 11,425,454
Purchase, percentage			[1]		[1]	23.80%
Major suppliers of the Company’s accounts payables
Accounts payables, percentage			[1]		[1]	23.80%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage			[1]	15.90%
Major customers of the Company’s accounts receivable
Accounts receivable, percentage			[1]	15.90%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage			[1]	15.90%
Major suppliers of the Company’s accounts payables
Accounts payables, amount			[1]	$ 1,378,928
Accounts payables, percentage			[1]	15.90%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage		17.70%		12.40%			[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage		17.70%		12.40%			[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, amount		$ 4,453,329		$ 3,939,174			[1]
Purchase, percentage		17.70%		12.40%			[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage		17.70%		12.40%			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage		19.70%		17.30%
Major customers of the Company’s accounts receivable
Accounts receivable, percentage		19.70%		17.30%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage		19.70%		17.30%
Major suppliers of the Company’s accounts payables
Accounts payables, amount		$ 2,084,843		$ 1,499,161
Accounts payables, percentage		19.70%		17.30%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage			[1]	14.70%			[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage			[1]	14.70%			[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, amount			[1]	$ 4,651,267			[1]
Purchase, percentage			[1]	14.70%			[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage			[1]	14.70%			[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage			[1]	19.00%
Major customers of the Company’s accounts receivable
Accounts receivable, percentage			[1]	19.00%
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage			[1]	19.00%
Major suppliers of the Company’s accounts payables
Accounts payables, amount			[1]	$ 1,645,008
Accounts payables, percentage			[1]	19.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage		10.70%			[1]		[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage		10.70%			[1]		[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, amount		$ 2,682,282			[1]		[1]
Purchase, percentage		10.70%			[1]		[1]
Major suppliers of the Company’s accounts payables
Accounts payables, percentage		10.70%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues, percentage		11.70%			[1]
Major customers of the Company’s accounts receivable
Accounts receivable, percentage		11.70%			[1]
Major suppliers representing more than 10% of the Company’s purchase
Purchase, percentage		11.70%			[1]
Major suppliers of the Company’s accounts payables
Accounts payables, amount		$ 1,234,813			[1]
Accounts payables, percentage		11.70%			[1]

[1]	Represents less than 10% of the Company’s total amount or balance.